Changes in the Carrying Amount of Goodwill (Detail) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Goodwill [Line Items]
Beginning Balance	¥ 22,586		¥ 22,477
Goodwill acquired			114
Goodwill disposed			(5)
Ending Balance	22,586	$ 3,094	22,586
Baidu Core excluding SLG
Goodwill [Line Items]
Beginning Balance	16,988		16,874
Goodwill acquired			114
Goodwill disposed			0
Ending Balance	16,988	2,327	16,988
SLG
Goodwill [Line Items]
Beginning Balance	1,777		1,777
Goodwill acquired			0
Goodwill disposed			0
Ending Balance	1,777	244	1,777
iQIYI
Goodwill [Line Items]
Beginning Balance	3,821		3,826
Goodwill acquired			0
Goodwill disposed			(5)
Ending Balance	¥ 3,821	$ 523	¥ 3,821